CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Oil, natural gas, and related product sales	$ 6,191,662	$ 7,144,591	$ 12,954,381	$ 4,898,438
Expenses
Depreciation and depletion	2,613,191	2,527,988	4,583,680	1,644,823
Lease operating	1,798,141	1,371,010	2,897,214	1,603,184
General and administrative	1,586,812	881,977	2,470,345	608,338
Professional fees	327,258	227,069	575,858	545,216
Production taxes	152,883	159,264	279,037	206,303
Management fees	0	0	0	138,439
Performance fees	0	0	0	109,945
Exploration	39,363	23,110	50,444	72,924
Total expenses	6,517,648	5,190,418	10,856,578	4,929,172
Operating income (loss)	(325,986)	1,954,173	2,097,803	(30,734)
Other income (expense)
Interest income	0	165	165	613,930
Income from equity investment in ImPetro Resources, LLC	0	0	0	(307,154)
Gain from ImPetro Resources, LLC business combination acquired in stages	0	0	0	6,979,873
Put option expense	0	0	0	(3,700,000)
Interest expense	(371,921)	(100,618)	(370,198)	(15,522)
Going public delay expense	(364,290)	(364,464)	(728,580)	(101,192)
Income (loss) from derivative contracts	102,821	0	(159,369)	(57,053)
Total other income (expense)	(633,390)	(464,917)	(1,257,982)	3,412,882
Income (loss) before income taxes	(959,376)	1,489,256	839,821	3,382,148
Income tax expense:
Current income taxes	0	0	66,117	0
Deferred income taxes	(189,301)	15,428,873	15,272,508	0
Total income tax expense	(189,301)	15,428,873	15,338,625	0
Net income (loss)	$ (770,075)	$ (13,939,617)	$ (14,498,804)	$ 3,382,148
Net income (loss) per basic and diluted common share	$ (0.06)	$ (1.20)	$ (1.21)	$ 0.36
Weighted average basic and diluted common shares outstanding	12,362,336	11,655,000	11,971,948	9,436,614